Annual Total Returns [BarChart] - Pioneer High Income Municipal Fund - A	Dec. 31, 2021
Bar Chart Table:
2011	1.73%
2012	20.90%
2013	(8.17%)
2014	10.63%
2015	5.63%
2016	1.49%
2017	8.23%
2018	3.78%
2019	8.93%
2020	1.61%